Note 9 - Debt - Scheduled Principal Repayments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
December 31, 2018	$ 19,099
December 31, 2019	10,118
December 31, 2020	9,050
December 31, 2021	19,965
December 31, 2022	26,326
December 31, 2023 and thereafter	43,624
Total	$ 128,182